UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments.

Villere Balanced Fund
SCHEUDLE OF INVESTMENTS at November 30, 2006 (Unaudited)

	Shares	Value
	COMMON STOCKS: 67.3%
	Auto Components: 4.6%
161,000	Noble International Ltd.	$3,050,950
	Biotechnology: 3.6%
190,000	Luminex Corp.*	2,433,900
	Chemicals: 4.0%
149,000	American Vanguard Corp.	2,655,180
	Commercial Banks: 4.0%
104,000	First State Bancorp.	2,658,240
	Diversified Consumer Services: 3.3%
93,000	H&R Block, Inc.	2,232,000
	Energy Equipment & Services: 8.2%
281,300	Input/Output, Inc.*	3,052,105
72,000	PHI, Inc.*	2,437,920
		5,490,025
	Health Care Equipment & Supplies: 2.9%
55,900	Advanced Medical Optics, Inc.*	1,957,059
	Health Care Providers & Services: 3.8%
48,200	Quest Diagnostics, Inc.	2,562,794
	Hotels, Restaurants & Leisure: 3.9%
95,000	The Cheesecake Factory, Inc.*	2,631,500
	Leisure Equipment & Products: 3.8%
62,000	Pool Corp.	2,540,140
	Machinery: 3.5%
161,600	3D Systems Corp.*	2,322,192
	Oil & Gas: 4.1%
90,000	Delta Petroleum Corp.*	2,719,800
	Road & Rail: 3.4%
59,000	YRC Worldwide, Inc.*	2,286,250
	Software: 6.8%
140,000	EPIQ Systems, Inc.*	2,186,800
500,000	NIC, Inc.*	2,385,000
		4,571,800
	Specialty Retail: 7.4%
109,000	Cabela's, Inc. - Class A*	2,639,980
71,700	O'Reilly Automotive, Inc.*	2,270,739
		4,910,719
	TOTAL COMMON STOCKS
	(Cost $37,297,304)	45,022,549

Principal
Amount		Value
	CORPORATE BONDS: 28.0%
	Aerospace & Defense: 0.5%
$300,000	General Dynamics Corp.,
	5.375%, 08/15/2015	307,087
	Capital Markets: 0.7%
200,000	Goldman Sachs Group, Inc.,
	6.875%, 01/15/2011	213,813
250,000	Merrill Lynch & Co., Inc.,
	6.875%, 11/15/2018	284,200
		498,013
	Chemicals: 1.5%
1,000,000	Du Pont E.I. De Nemours & Co.,
	4.750%, 11/15/2012	981,403
	Commercial Banks: 1.4%
1,000,000	BB&T Corp.,
	4.900%, 06/30/2017	964,907
	Commercial Services & Supplies: 1.6%
1,000,000	International Lease Finance Corp.,
	5.875%, 05/01/2013	1,035,803
	Communications Equipment: 3.1%
2,000,000	Cisco Systems, Inc.,
	5.500%, 02/22/2016	2,045,516
	Computers & Peripherals: 0.4%
250,000	International Business Machines Corp.,
	4.750%, 11/29/2012	247,117
	Consumer Finance: 0.7%
500,000	Caterpillar Financial Services Corp.,
	2.625%, 01/30/2007	497,894
	Diversified Financial Services: 4.7%
2,000,000	CIT Group, Inc.,
	5.000%, 02/01/2015	1,950,280
750,000	Countrywide Home Loans, Inc.,
	4.000%, 03/22/2011	716,067
500,000	JPMorgan Chase & Co.,
	4.875%, 03/15/2014	490,025
		3,156,372
	Diversified Telecommunication Services: 0.6%
415,000	AT&T Corp.,
	6.000%, 03/15/2009	423,238
	Energy Equipment & Services: 0.4%
300,000	PHI, Inc.,
	7.125%, 04/15/2013	289,500
	Food: 0.8%
500,000	McCormick & Co., Inc.,
	3.350%, 04/15/2009	484,924
75,000	Sara Lee Corp.,
	6.000%, 01/15/2008	75,041
		559,965
	Food Products: 0.6%
400,000	Kraft Foods, Inc.,
	5.250%, 10/01/2013	401,294
	Holding & Other Investment Offices: 2.0%
1,283,000	Colonial Bank,
	6.375%, 12/01/2015	1,340,935
	Household Durables: 2.2%
1,500,000	Leggett & Platt, Inc.,
	4.650%, 11/15/2014	1,444,031
	Household Products: 0.7%
450,000	Procter & Gamble Co.,
	3.500%, 12/15/2008	437,314
	Insurance: 1.1%
750,000	Prudential Financial, Inc.,
	5.000%, 01/15/2013	748,331
	IT Services: 1.5%
1,000,000	First Data Corp.,
	4.850%, 10/01/2014	977,561
	Marine: 0.3%
200,000	International Shipholding Corp.,
	7.750%, 10/15/2007+	199,024
	Road & Rail: 0.2%
125,000	CSX Transportation, Inc.,
	7.770%, 04/01/2010	135,088
	Specialty Retail: 3.0%
2,000,000	The Home Depot, Inc.,
	5.400%, 03/01/2016	1,997,662
	TOTAL CORPORATE BONDS
	(Cost $18,599,075)	18,688,055

Shares		Value
	SHORT-TERM INVESTMENT: 7.8%
5,223,082	Federated Cash Trust Money Market	5,223,082
	TOTAL SHORT-TERM INVESTMENT
	(Cost $5,223,082)	5,223,082
	TOTAL INVESTMENTS: 103.1%
	(Cost $61,119,461)	68,933,686
	Liabilities in excess of Other Assets: (3.1)%	(2,050,956)
	TOTAL NET ASSETS: 100.0%	$66,882,730

*	Non-income producing security.
+	Security valued at its fair value under the supervision of the Board of Trustees.

As of November 30, 2006, the fair value of these investments was $199,024 or 0.3% of total net assets.

The cost basis of investments for federal income tax purposes at November 30, 2006 was as follows*:

Cost of investments	$61,119,461
Gross unrealized appreciation	8,876,174
Gross unrealized depreciation	(1,061,949)
Net unrealized appreciation	$7,814,225

*
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)  /s/Robert M. Slotky
Robert M. Slotky, President

Date  January 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Robert M. Slotky
 Robert M. Slotky, President

Date  January 2, 2007

By (Signature and Title)* /s/Eric W. Falkeis
 Eric W. Falkeis, Treasurer

Date  January 4, 2007

*	Print the name and title of each signing officer under his or her signature.